SUMMARY OF OUTSTANDING PROMISSORY NOTES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal amount	$ 2,250,000	$ 2,250,000
Net proceeds	$ 1,793,000	$ 1,793,000
Warrants shares	1,800,000	1,800,000
Debt discounts		$ (225,000)
Amortization of discounts	$ 19,461	5,550
Convertible promissory notes payable	1,935,010	$ 2,030,550
Repayments of principal amount	$ (115,000)
Convertible Note Talos Victory [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 250,000
Net proceeds	$ 197,000
Warrants shares	200,000
Maturity date	Oct. 27, 2022
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 750,000	$ 750,000
Net proceeds	$ 601,000	$ 601,000
Warrants shares	600,000	600,000
Maturity date	Nov. 05, 2022	Nov. 05, 2022
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 250,000	$ 250,000
Net proceeds	$ 197,000	$ 197,000
Warrants shares	200,000	200,000
Maturity date	Nov. 16, 2022	Nov. 16, 2022
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 250,000	$ 250,000
Net proceeds	$ 207,000	$ 207,000
Warrants shares	200,000	200,000
Maturity date	Nov. 24, 2022	Nov. 24, 2022
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 250,000	$ 250,000
Net proceeds	$ 197,000	$ 197,000
Warrants shares	200,000	200,000
Maturity date	Nov. 29, 2022	Nov. 29, 2022
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 250,000	$ 250,000
Net proceeds	$ 197,000	$ 197,000
Warrants shares	200,000	200,000
Maturity date	Dec. 02, 2022	Dec. 02, 2022
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 250,000	$ 250,000
Net proceeds	$ 197,000	$ 197,000
Warrants shares	200,000	200,000
Maturity date	Dec. 02, 2022	Dec. 02, 2022
Convertible Note- Tarlos Victory [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%
Principal amount		$ 250,000
Net proceeds		$ 197,000
Warrants shares		200,000
Maturity date		Oct. 27, 2022